Stock Options, Awards and Warrants (Details 1) (Restricted Stock [Member], USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Beginning Balance	33,330	50,000	0
Shares, Granted	0	0	50,000
Shares, Vested	0	(10,002)	0
Shares, Forfeited	0	(6,668)	0
Shares, Ending Balance	33,330	33,330	50,000
Weighted Average Grant Date Fair Value, Beginning Balance	$ 6.89	$ 6.89	$ 0
Weighted Average Grant Date Fair Value, Granted	$ 0	$ 0	$ 6.89
Weighted Average Grant Date Fair Value, Vested	$ 0	$ 6.91	$ 0
Weighted Average Grant Date Fair Value, Forfeited	$ 0	$ 6.85	$ 0
Weighted Average Grant Date Fair Value, Ending Balance	$ 6.89	$ 6.89	$ 6.89